Staff Costs	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Staff costs

3. Staff costs

Included in research and development expenses:

	2024	2023	2022
	(in thousands)
	£	£	£
Wages and salaries	3,391	4,530	4,893
Social security costs	376	516	569
Pension costs	205	210	213
Share-based payments	1,181	2,551	3,125
	5,153	7,807	8,800

Included in administrative expenses:

	2024	2023	2022
	(in thousands)
	£	£	£
Wages and salaries	1,247	1,500	1,587
Social security costs	116	160	155
Pension costs	44	46	46
Share-based payments	465	1,306	1,765
	1,872	3,012	3,553

Total employee benefit expense	7,025	10,819	12,353

The average number of staff employed under contracts of service were:

	2024	2023	2022
	(number)
Research and development activities	20	23	26
Administrative activities	6	6	7
	26	29	33

Directors’ remuneration & other benefits

	2024	2023	2022
	(in thousands)
	£	£	£
Directors’ remuneration	903	1,216	1,290
Pension and other benefits	64	61	57
	967	1,277	1,347

The number of directors who exercised share options in 2024 was 2 (2023: 2; 2022: 3). The gain on exercise of these options was £2,000 (2023: £8,000; 2022: £48,000).

3. Staff costs (continued)

The above amounts for remuneration include the following in respect of the highest paid director:

	2024	2023	2022
	(in thousands)
	£	£	£
Directors’ remuneration	597	913	966
Pension and other benefits	64	61	57
	661	974	1,023